BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 1	₪ 1
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	2,690,857	2,690,857
Treasury shares, shares	89,850	89,850